Debt - Schedule of maturities of the debt (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt
2023	¥ 65,434	$ 9,487
2024	434	63
2025	434	63
2026	435	63
Total	¥ 66,737	$ 9,676